PHILLIPS CAPITAL INVESTMENTS, INC.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                         FOR THE SIX MONTH PERIOD ENDED
                                  JUNE 30, 1999

                                        PHILLIPS CAPITAL INVESTMENTS, INC.
                                        STATEMENT OF ASSETS AND LIABILITIES

                                                                              June 30, 1999    December 31, 1998
Assets:
         Investments in securities, at value -
           amortized cost $2,974,504.41 in 1999 and
           $3,962,343.53 in 1998 - Note A                                   $     429,050.66  $   5,287,540.80
         Cash                                                                     226,364.21         82,253.72
         Receivables - Note A
           Interest                                                                22,364.37         30,850.68
           Dividends                                                                4,453.56          4,460.65
           Investment securities sold                                                     --          3,167.12
         Deferred registration expenses - Note B                                      770.92            937.63
         Prepaid insurance                                                            741.11            316.72
         Other assets                                                                 132.69                --
                                                                            ----------------  ----------------
                           Total assets                                         4,544,877.52      5,409,527.36
                                                                            ================  ================


Liabilities
         Accrued accounting fees                                                    2,975.34          6,000.00
         Federal income tax payable                                                       --            650.00
         Miscellaneous accounts payable                                               896.92            570.97
         Due shareholders on sale                                                  98,179.30                --
                                                                            ----------------  ----------------
                           Total liabilities                                      102,051.56          7,220.97
                                                                            ----------------  ----------------


Net Assets:
         Net assets (equivalent to $15.69 and $14.86 per share based on
           283,175.088 and 363,465.526 shares of capital stock
           outstanding at June 30, 1999 and
           December 31, 1998, respectively) - Note C                        $   4,442,825.96  $   5,402,306.39
                                                                            ================  ================

             The accompanying notes are an integral part of these financial statements.

                                        PHILLIPS CAPITAL INVESTMENTS, INC.
                                             INVESTMENTS IN SECURITIES
                                                   JUNE 30, 1999

                                                                      Principal
                                                                      Amount or
COMMON STOCKS:  56.50%                                                  Shares                   Market Value
                                                                   -----------------            ----------------
Energy Sources & Related: 7.66%
         Norsk Hydro                                                          1,500                  $57,375.00
         Phillips Petroleum                                                   1,400                   70,437.50
         Range Resources                                                      8,000                   49,000.00
         Santa Fe Snyder                                                      8,200                   65,600.00
         USX Marathon Group                                                   3,000                   97,687.50
                                                                                                ----------------
                                                                                                     340,100.00
                                                                                                ----------------

Shipping and Transportation: 7.22%
         Sea Containers, Ltd. "A"                                             5,000                  167,812.50
         Transport Corp. of America                                           5,000                   64,375.00
         Rush Enterprises                                                     5,500                   88,687.50
                                                                                                ----------------
                                                                                                     320,875.00
                                                                                                ----------------
Media/Entertainment: 6.49%
         AT&T                                                                 1,744                   97,337.00
         Hearst-Argyle (Series A)                                             1,529                   36,696.00
         Pulitzer Publishing                                                    933                   45,308.81
         Time Warner                                                          1,500                  108,937.50
                                                                                                ----------------
                                                                                                     288,279.31
                                                                                                ----------------

Chemicals: 5.40%
         Akzo N.V. ADS                                                        2,000                   84,750.00
         Dow Chemical                                                           600                   76,125.00
         Monsanto                                                             2,000                   79,125.00
                                                                                                ----------------
                                                                                                     240,000.00
                                                                                                ----------------

Insurance: 5.09%
         ReliaStar Financial Corp.                                            2,400                  105,000.00
         RLI Corp.                                                            3,125                  121,093.75
                                                                                                ----------------
                                                                                                     226,093.75
                                                                                                ----------------

Consumer Products and Services: 4.68%
         Fruit of the Loom                                                    4,000                   39,000.00
         CEC Enterprises                                                      4,000                  169,000.00
                                                                                                ----------------
                                                                                                     208,000.00
                                                                                                ----------------

Investment Co./Foreign Securities: 4.60%
         First Australian Fund                                                7,500                   59,531.25
         Growth Fund of Spain                                                 3,500                   75,215.00
         New Germany Fund, Inc                                            5,708.807                   69,576.09
                                                                                                ----------------
                                                                                                     204,322.34
                                                                                                ----------------

Health Products and Services:  4.47%
         Beverly Enterprises                                                  6,300                   50,793.75
         Tenet Health Care                                                    1,800                   33,412.50
         Universal Health Services "B"                                        2,400                  114,600.00
                                                                                                ----------------
                                                                                                     198,806.25
                                                                                                ----------------

   The accompanying notes are an integral part of these financial statements.

                                        2

                                        PHILLIPS CAPITAL INVESTMENTS, INC.
                                       INVESTMENTS IN SECURITIES (Continued)
                                                   JUNE 30, 1999


                                                                        Principal
                                                                        Amount or
Common Stocks, continued                                                 Shares                   Market Value
                                                                     ----------------            ----------------

Electric Utilities: 3.57%
         Reliant Energy (Houston Ind)                                          2,000                   55,250.00
         Southern Company                                                      2,500                   66,250.00
         Texas Utilities                                                         900                   37,293.75
                                                                                                 ----------------
                                                                                                      158,793.75
                                                                                                 ----------------

Merchandising: 2.03%
         KMart                                                                 5,500                   90,406.25
                                                                                                 ----------------
                                                                                                       90,406.25
                                                                                                 ----------------

Metals/Mining: 1.96%
         Timken Company                                                        2,700                   52,650.00
         IMCO Recycling Inc.                                                   2,000                   34,250.00
                                                                                                 ----------------
                                                                                                       86,900.00
                                                                                                 ----------------

Construction Products and Services: 1.49%
         Encore Wire                                                           3,000                   27,187.50
         Hanson, PLC                                                             875                   38,828.12
                                                                                                 ----------------
                                                                                                       66,015.62
                                                                                                 ----------------

Multi-Industries: 1.07%
         Canadian Pacific                                                      2,000                   47,625.00
                                                                                                 ----------------
                                                                                                       47,625.00
                                                                                                 ----------------

Forest & Paper Products: .77%
         Abitibi Consolidated                                                  3,000                   34,125.00
                                                                                                 ----------------
                                                                                                       34,125.00
                                                                                                 ----------------

                  TOTAL COMMON STOCKS                                                               2,510,342.27
                                                                                                 ----------------


   The accompanying notes are an integral part of these financial statements.

                                       3

                                        PHILLIPS CAPITAL INVESTMENTS, INC.
                                       INVESTMENTS IN SECURITIES (Continued)
                                                   JUNE 30, 1999

                                                                        Principal
                                                                        Amount or
                                                                         Shares                   Market Value
                                                                     ----------------            ----------------

PREFERRED STOCKS: 2.69%
         Texaco Capital Preferred "B"                                          3,000                   59,437.50
         Con Agra Capital LC                                                   3,000                   60,000.00
                                                                                                 ----------------
                                                                                                      119,437.50
                                                                                                 ----------------

SHORT-TERM DEPOSITS: 8.39%
         Beal Banc CD 4.72% Due 07/07/99                                                               95,000.00
         Imperial Bank of Calif CD 4.8% Due 8/24/99                                                    95,000.00
         Western American CD 4.9% Due 10/29/99                                                         95,000.00
         Bremmer CD 4.95% Due 12/13/99                                                                 95,000.00
                                                                                                 ----------------

                  TOTAL SHORT-TERM TIME DEPOSITS                                                      380,000.00
                                                                                                 ----------------

OTHER SHORT-TERM SECURITIES: 28.82%
         Institutional Liquid Assets - Treasury                           189,217.70                  189,217.70
         Amex Cr Corp Comm'l Paper of 9/7/99                              195,223.61                  195,223.61
         GE Capital Commercial Paper of 11/22/99                          195,173.33                  195,173.33
         U.S. Treasury Notes 5.375% of 1/31/2000                          300,000.00                  300,281.25
         U.S. Treasury Notes 5.875% of 7/31/99                            400,000.00                  400,375.00
                                                                                                 ----------------

                  TOTAL OTHER SHORT-TERM SECURITIES                                                 1,280,270.89
                                                                                                 ----------------

                  TOTAL INVESTMENTS IN SECURITIES                                                   4,290,050.66
                                                                                                 ----------------

OTHER ASSETS (NET OF LIABILITIES): 3.44%
                  Total Other Assets (Net of Liabilities)                                             152,775.30
                                                                                                 ----------------

NET ASSETS:  100.00%                                                                               $4,442,825.96
                                                                                                 ================

                    The accompanying notes are an integral part of these financial statements.

                                        PHILLIPS CAPITAL INVESTMENTS, INC.
                                              STATEMENT OF OPERATIONS

                                                                       Six Months                      Year
                                                                          Ended                       Ended
                                                                      June 30, 1999             December 31, 1998
                                                                     ----------------          ---------------------
Investment Income
         Income - Note A
                  Interest                                                 43,598.32                 $128,502.17
                  Dividends                                                27,140.77                   51,331.01
                                                                     ----------------            ----------------
                                    Total income                           70,739.09                  179,833.18
                                                                     ----------------            ----------------

Expenses
         Investment advisory fees - Note E                                 20,278.77                   49,503.38
         Accounting fees                                                    2,975.34                    6,630.00
         Registration fees and expenses                                       166.70                      692.17
         Directors' fees                                                      875.00                    1,750.00
         Insurance                                                            511.63                    1,101.00
         Postage and delivery                                                 253.40                      459.00
         Printing and electronic filing                                            0                      166.34
         Professional fees                                                  1,408.50                      585.00
         Other                                                                642.99                    2,783.92
         Federal income tax                                                        0                      650.00
                                                                     ----------------            ----------------

                                    Total expenses                         27,112.33                   63,320.81
                                                                     ----------------            ----------------

                                    Investment income - net                43,626.76                  116,512.37
                                                                     ----------------            ----------------

Realized and Unrealized Gain on
                  Investments - Note D
         Net realized gain on investments                                 200,381.38                  143,417.51
                                                                     ----------------            ----------------
         Change in unrealized appreciation
                  of investments for the period                            (9,651.10)                 (72,953.58)
                                                                     ----------------            ----------------

                           Net gain (loss) on investments                 190,730.28                   70,463.93
                                                                     ----------------            ----------------

                           Net increase (decrease) in net
                             assets resulting from operations            $234,357.04                 $186,976.30
                                                                     ================            ================

                    The accompanying notes are an integral part of these financial statements.

                                        PHILLIPS CAPITAL INVESTMENTS, INC.
                                        STATEMENT OF CHANGES IN NET ASSETS

                                                                       Six Months                      Year
                                                                          Ended                       Ended
                                                                      June 30, 1999             December 31, 1998
                                                                     ----------------          ---------------------
Increase in Net Assets from Operations
         Investment income - net                                          $43,626.76                 $116,512.37
         Net realized gain on investment                                  200,381.38                  143,417.51
         Change in unrealized appreciation                                 (9,651.10)                 (72,953.58)
                                                                     ----------------            ----------------

                  Net increase (decrease) in net assets
                           resulting from operations                      234,357.04                  186,976.30
                                                                     ----------------            ----------------

Dividends Paid to Shareholders - Note F
         Investment income                                                         0                 (115,507.78)
         Net realized capital gains                                                0                 (143,091.66)
                                                                     ----------------            ----------------

                  Total dividends paid to shareholders                             0                 (258,589.44)
                                                                     ----------------            ----------------

Capital Share Transactions                                             (1,193,837.47)                 360,820.96
                                                                     ----------------            ----------------

         Net increase (decrease)                                         (959,480.43)                 289,197.82

Net Assets
         Beginning of period (including undistributed
                  investment income of $6,283.93)                       5,402,306.39                5,113,108.57
                                                                     ----------------            ----------------

         End of period (including undistributed
                  investment income of $49,910.00)                     $4,442,825.96               $5,402,306.39
                                                                     ================            ================


                    The accompanying notes are an integral part of these financial statements.



                       PHILLIPS CAPITAL INVESTMENTS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999

Note A - Summary of Significant Accounting Policies

     The Company is operated as a diversified, open-end management investment company.

     Security valuation: Investments in securities listed on the New York Stock Exchange, American Stock Exchange or other security exchanges, and securities traded in the Over-The-Counter market are valued at their closing sales price. If no sale has been reported for that day, the last published sale or the last recorded bid price, whichever is the more recent, is used, unless in the opinion of the Board of Directors the value thus obtained may not fairly indicate the actual market value, in which case these securities, and any other assets for which market quotations are not readily available, are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     Federal income taxes: For tax years beginning after December 31, 1987, it is the Company's intention to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its capital gains and investment income to its shareholders. Therefore, provision has been made for Federal income taxes only on the undistributed income which is immaterial.

     Other: The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest is recognized on an accrual basis.


Note B - Organizational and Registration Expenses

     Registration expenses will be amortized as new shares are issued.


Note C - Capital Share Transactions

     As of June 30, 1999 and December 31, 1998, there were 10,000,000 shares of $1.00 par value capital stock authorized. Capital paid-in aggregated $2,591,249.77 and $3,416,925.87 at June 30, 1999 and December 31, 1998,
respectively.

     Transactions in capital stock for the six month period ended June 30, 1999 and for the year ended December 31, 1998, were as follows:

                                                      Shares                               Amount
                                         ----------------------------------   ----------------------------------
                                              1999               1998              1999               1998
                                         ---------------    ---------------   ----------------   ---------------
Shares sold                                  10,860.235         14,702,241         166,701.05        232,170.23
Shares issued in reinvestment
         of dividends                                 0         17,555.963                  0        258,599.44
                                         ---------------    ---------------   ----------------   ---------------
                                             10,860.235         32,258.384         166,701.05        490,769.67

Shares redeemed                              91,150.673          8,375.486       1,360,538.52        129,948.71
                                         ---------------    ---------------   ----------------   ---------------

Net increase (decrease)                     (80,290.438)        23,882.898      (1,193,837.47)       360,820.96
                                         ===============    ===============   ================   ===============

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                  JUNE 30, 1999

Note D - Investment Transactions

     Purchases of common stocks during the six months ended June 30, 1999 were $24,286.00 and $429,479.95 for the year ended December 31, 1998; sales were $324,632.39 for the six months ended June 30, 1999 and $533,096.68 for the year ended December 31, 1998. Purchases of U.S. Government obligations were $705,134.48 and $2,195,598.44 for the six months ended June 30, 1999 and the year ended December 31, 1998, respectively, and $1,300,000.00 and $2,100,000.00 were sold/matured during the six months ended June 30, 1999 and the year ended December 31, 1998, respectively.

     As of June 30, 1999 and December 31, 1998, the unrealized appreciation of securities was $1,315,546.25 and $1,325,192.35, respectively; accumulated undistributed net realized gains on investment transactions totaled $202,944.15 and $2,562.77 at June 30, 1999 and December 31, 1998, respectively.


Note E - Investment Advisory Fees

     The Company pays advisory fees for investment management and advisory services under a management agreement (Agreement) that provides for fees to be computed monthly at an annual rate of 0.9 percent of the Company's average daily net assets up to $30,000,000, 0.75 percent of assets from $30,000,000 to $60,000,000 and 0.6 percent for those assets in excess of $60,000,000. The Agreement provides for an expense reimbursement from the investment advisor if the Company's total expenses exceed 2.0 percent of the Company's average daily net assets for any year.


Note F - Distributions to Shareholders

     On December 17, 1998, a distribution of $0.415 per share, aggregating $143,091.66, was declared from net realized gains from investment transactions and a dividend of $0.335 per share, aggregating $115,507.78 was declared from net investment income. The distribution and dividend were paid on December 29, 1998 to shareholders of record on December 28, 1998.

                                        PHILLIPS CAPITAL INVESTMENTS, INC.
                          SUPPLEMENTARY INFORMATION - SELECTED PER-SHARE DATA AND RATIOS*

                                    Six Months
                                       Ended
                                     June 30,                                  Year Ended December 31,
                                       1999           1998          1997          1996           1995          1994          1993
                                     ---------     ----------    ----------    ----------     ----------    ----------    ----------
Per-Share Data:
         Investment income               $.26           $.52          $.53          $.48           $.67          $.47          $.34
         Expenses                         .10            .18           .19           .18            .16           .15           .15
                                     ---------     ----------    ----------    ----------     ----------    ----------    ----------

           Investment income - net        .16            .34           .34           .30            .49           .31           .19

         Distributions from net
           investment income                0           (.34)         (.33)         (.29)          (.49)         (.31)         (.19)

         Net realized and unrealized
           gain (loss) on securities      .67            .21          2.28          1.07           1.58          (.21)          .77

         Distributions from net
           realized long-term gains
           on securities                    0           (.41)         (.97)        (1.99)          (.36)         (.24)         (.11)
                                     ---------     ----------    ----------    ----------     ----------    ----------    ----------

         Net increase (decrease) in net
           asset value                    .83           (.20)         1.32          (.91)          1.22          (.45)          .66

         Net asset value:
           Beginning of year            14.86          15.06         13.74         14.65          13.43         13.88         13.22
                                     ---------     ----------    ----------    ----------     ----------    ----------    ----------

           End of Period               $15.69          14.86        $15.06        $13.74         $14.65        $13.43        $13.88
                                     =========     ==========    ==========    ==========     ==========    ==========    ==========

Ratios (Annualized)
  Ratio of expenses to average
    net assets                           1.19%          1.18%         1.19%         1.20%          1.11%         1.11%         1.14%
  Ratio of net investment income
    to average net assets                1.91%          2.17%         2.10%         1.96%          2.98%         2.19%         1.45%
  Portfolio turnover rate                1.88%         15.97%         5.71%        19.08%         28.17%        37.62%         3.10%

Shares Outstanding at End of
 Period                           283,175.088    363,465.526   339,582.628   355,399.640    343,987.019   419,130.701   409,961.200





* Selected data for a share of capital stock outstanding throughout the year.